Rule 497(j)
                                             Reg. No. 33-39496
                                             Reg. No. 33-40712
                                             Reg. No. 33-26715
                                             Reg. No. 33-31024


Pursuant to Rule 497 (j) promulgated under the Securities Act of 1933, the Registrant, Dean Witter Select Municipal Trust, Insured Long Term Series 37, Texas Portfolio Series 9 (Insured), Long Term Portfolio Series 112 and Tennessee Portfolio Series 3, hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.


                         DEAN WITTER SELECT MUNICIPAL TRUST,
                         INSURED LONG TERM SERIES 37
                         TEXAS PORTFOLIO SERIES 9 (INSURED)
                         LONG TERM PORTFOLIO SERIES 112
                         TENNESSEE PORTFOLIO SERIES 3

                         By:  Dean Witter Reynolds Inc.
                              (Depositor)


                              Thomas Hines
                              Thomas Hines
                              Authorized Signatory